INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
(a)Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	2025			2024
AS OF DEC. 31 US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,467	$(106)	$1,361	$1,466	$(43)	$1,423
Trade name	71	(16)	55	71	(9)	62
Unpaid claims reserve intangible asset	103	(61)	42	103	(37)	66
Software and other	158	(54)	104	85	(17)	68
Total definite-lived intangible assets	1,799	(237)	1,562	1,725	(106)	1,619
Indefinite-lived intangible assets:
Insurance licenses	63	—	63	71	—	71
Total	$1,862	$(237)	$1,625	$1,796	$(106)	$1,690
No significant impairment expenses of intangible assets were recognized for the years ended December 31, 2025, 2024 and 2023. The Company estimates that its intangible assets do not have any significant residual value in determining their amortization. Amortization expenses were $131 million, $98 million, and $7 million for the years ended December 31, 2025, 2024, 2023, respectively.
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of December 31, 2025.

Years	US$ MILLIONS
2026	$120
2027	103
2028	92
2029	79
2030	75
Thereafter	1,093
Total amortization expense	$1,562
Goodwill
The changes in the carrying amount of goodwill by reporting segments were as follows:

US$ MILLIONS	Annuity	P&C	Life Insurance	Total
Goodwill, as of January 1, 2023	$41	$45	$35	$121
Acquisition from business combinations	—	—	—	—
Balance as of December 31, 2023	$41	$45	$35	$121
Acquisition from business combinations	662	—	—	662
Balance as of December 31, 2024	$703	$45	$35	$783
Acquisition from business combinations	—	—	—	—
Balance as of December 31, 2025	$703	$45	$35	$783
The Company performed its annual goodwill impairment tests as of October 1, 2025 and did not identify any impairment. There were no accumulated impairments associated with our goodwill as of December 31, 2025, 2024 and 2023.